S000034850 [Member] Investment Strategy - Wilmington Large-Cap Strategy Fund	Apr. 30, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]
Under normal circumstances, the Fund invests at least 80% of the value of its net assets in a diversified portfolio of U.S. equity (or equity-related) securities of large-cap companies (primarily common stocks). Large-cap companies are companies that have a market capitalization at the time of purchase at least equal to that of the smallest company in the Russell 1000® Index ($0.21 billion as of June 30, 2025), or at least equal to that of the smallest company expected to be included in the Russell 1000® Index after its next scheduled reconstitution.
The Fund’s investment advisor determines the tactical allocation of the Fund’s assets based on forecasts of asset risk and return profiles derived from a combination of fundamental, quantitative and macroeconomic inputs. The tactical allocations may be based on one or more factors, such as economic sector, industry, investment style (e.g., growth or value), market capitalization (e.g., mega-cap or large/midcap), or security valuation measure (e.g., price/earnings ratio). Currently, the investment advisor’s tactical allocation is based primarily on the economic sectors of the Fund’s benchmark index (Russell 1000® Index).
Once the investment advisor determines the tactical allocations, the sub-advisor uses quantitative models to construct a portfolio by investing in a representative sample of securities having the factor characteristic, or belonging to the sector/industry of the benchmark index (or another index of large-capitalization companies) to which the investment advisor has made an allocation, weighted in accordance with that allocation. The return for each component of the portfolio is intended to correlate closely with the return for the corresponding component of the applicable benchmark index. The sub-advisor will use quantitative analytical tools to rebalance the portfolio and to make buy and sell decisions on individual securities. There is no assurance that the sub-advisor’s investment performance will equal or exceed that of the benchmark index.
From time to time the Fund may have a focused investment (i.e., investment exposure comprising more than 25% of its total assets) in one or more particular sectors. As of April 30, 2025, the Fund had a focused investment in the information technology sector.